UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22439

Grand Prix Investors Trust

 (Exact Name of Registrant as Specified in Charter)

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

 (Address of Principal Executive Offices)  (Zip Code)

John C. Foti

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

(Name and Address of Agent for Service)

With copy to:

Oswald &Yap LLP

16148 Sand Canyon Ave.

Irvine, CA 92618

Registrant’s Telephone Number, including Area Code:  (661) 579-6647

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

GRAND PRIX INVESTORS FUND

JANUARY 31, 2017

(UNAUDITED)

GRAND PRIX INVESTORS FUND

PORTFOLIO ILLUSTRATION

JANUARY 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.  Sectors are based on Morningstar® classifications.

GRAND PRIX INVESTORS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 76.83%

Air Courier Services - 2.15%
280	FedEx Corp.	$ 52,951

Air Transportation, Scheduled - 2.85%
840	Ryanair Holdings Plc. (Ireland) *	70,274

Automotive- 2.43%
1,393	Fuji Heavy Industries Ltd. ADR	27,804
1,000	Volkswagen AG ADR *	32,090
		59,894
Beverages - Wineries & Distillers - 1.00%
220	Diageo Plc. (United Kingdom)	24,647

Capital Goods - 3.30%
2,106	SKF AB ADR *	42,246
300	Siemens AG ADR *	38,991
		81,237
Computer & Office Equipment - 2.06%
290	International Business Machines Corp.	50,611

Computer Peripheral Equipment, Nec - 0.60%
100	Palo Alto Networks, Inc. *	14,756

Constrution Machinery & Equip - 2.06%
1,500	Douglas Dynamic, Inc.	50,700

Crude Petroleum & Natural Gas - 2.61%
6,250	Petroleo Brasileiro ADR *	64,125

Diversified Industrials - 2.01%
3,500	Weichai Power Co. Ltd. ADR	49,420

Electronic Computers - 1.68%
340	Apple, Inc.	41,259

Electronic & Other Electrical Equipment - 0.60%
500	General Electric Co.	14,850

Food & Kindred Products - 0.67%
400	Unilever Plc. ADR	16,444

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

Guided Missiles & Space Vehicles & Parts - 3.22%
315	Lockheed Martin Corp.	$ 79,169

Hotel & Motels - 1.68%
500	Hilton Worldwide Holdings, Inc.	28,790
300	Park Hotels & Resorts, Inc.	8,142
150	Hilton Grand Vactions, Inc. *	4,400
		41,332
Insurance Agents Brokers & Services - 1.21%
1,760	Allianz SE ADR *	29,858

Motor Vehicles & Passenger Car Bodies - 6.99%
1,150	Ferrari N.V. (Italy) *	71,450
1,985	Tata Motors Ltd. ADR *	77,336
200	Toyota Motors Ltd. ADR	23,150
		171,936
Motor Vehicle Parts & Accessories - 3.41%
709	Honeywell International, Inc.	83,889

Oil & Gas Equipment Services - 1.02%
300	Schlumberger Ltd.	25,113

Oil & Gas Refining & Marketing - 3.07%
1,211	Sinopec Shanghai Petrochemical Co., Ltd. (China) *	75,494

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.03%
745	PPG Industries Inc.	74,507

Petroleum Refining - 3.38%
990	Exxon Mobil Corp.	83,051

Plastics, Materials, Synth Resins, & Nonvulcan Elastomers - 0.03%
28	Advansix, Inc. *	719

Radio & Tv Broadcasting & Communications Equipment - 1.74%
800	Qualcomm, Inc.	42,744

Retail Catalog & Mail Order Houses - 4.52%
135	Amazon.com, Inc. *	111,170

Rubber & Plastics - 1.90%
2,579	Bridgestone Corp. ADR *	46,783

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

Search, Detection, Navigation, Guidance, Aeronautical, and Nautical System and Instrument Manufacturing - 1.84%
1,280	Flir Systems, Inc.	$ 45,222

Services-Business Services NEC - 4.54%
1,350	Visa, Inc. Class A	111,659

Services-Computer Programming, Data Processing, Etc. - 6.58%
79	Alphabet, Inc. Class A *	64,795
745	Facebook, Inc. Class A *	97,088
		161,883
Services-Prepackaged Software - 3.09%
1,175	Microsoft Corp.	75,964

Telephone Communications (No Radio) - 1.56%
1,000	Softbank Group Corp.	38,500

TOTAL FOR COMMON STOCKS (Cost $1,649,460) - 76.83%		1,890,161

MONEY MARKET FUND - 23.26%
572,105	Fidelity Investments Money Market Funds - Government Portfolio 0.43% **	572,105
TOTAL MONEY MARKET FUND (Cost $572,105) - 23.26%		572,105

TOTAL INVESTMENTS (Cost $2,221,565) - 100.09%		2,462,266

LIABILITIES LESS OTHER ASSETS, NET - (0.09)%		(2,098)

NET ASSETS - 100.00%		$ 2,460,168

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the yield at January 31, 2017.

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2017 (UNAUDITED)

Assets:
Investments, at Fair Value (Cost $2,221,565)	$ 2,462,266
Cash	800
Receivables:
Dividends and Interest	1,682
Total Assets	2,464,748
Liabilities:
Due to Advisor	4,060
Distribution Fees	520
Total Liabilities	4,580
Net Assets	$ 2,460,168

Net Assets Consist of:
Paid In Capital	$ 2,286,564
Accumulated Net Investment Loss	(20,721)
Accumulated Realized Loss on Investments	(46,376)
Unrealized Appreciation in Value of Investments	240,701
Net Assets, for 206,385 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 2,460,168

Net Asset Value Per Share and Offering Price ($2,460,168/206,385)	$ 11.92

Minimum Redemption Price Per Share *	$ 11.80

*The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding of $391)	$ 13,962
Interest	741
Total Investment Income	14,703

Expenses:
Advisory Fees	23,663
Distribution Fees	3,034
Total Expenses	26,697

Net Investment Loss	(11,994)

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments	19,891
Net Change in Unrealized Appreciation on Investments	72,931
Net Realized and Unrealized Gain on Investments	92,822

Net Increase in Net Assets Resulting from Operations	$ 80,828

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2017	7/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (11,994)	$ (16,568)
Net Realized Gain (Loss) on Investments and Options	19,891	46,723
Unrealized Appreciation (Depreciation) on Investments and Options	72,931	(220,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	80,828	(189,885)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(75,668)	-
Total Distributions Paid to Shareholders	(75,668)	-

Capital Share Transactions:
Proceeds from Sale of Shares	92,189	22,000
Shares Issued on Reinvestment of Dividends	75,649	-
Proceeds from Redemption Fees	-	-
Cost of Shares Redeemed	(62,160)	(61,570)
Net Increase (Decrease) in Net Assets from Shareholder Activity	105,678	(39,570)

Net Assets:
Net Increase (Decrease) in Net Assets	110,838	(229,455)
Beginning of Period	2,349,330	2,578,785
End of Period (includes net investment loss of ($20,721) and ($8,727), respectively)	$ 2,460,168	$ 2,349,330

Share Transactions:
Shares Sold	7,678	1,810
Shares Issued on Reinvestment of Dividends	6,505	-
Shares Redeemed	(5,173)	(5,255)
Net Increase (Decrease) in Shares	9,010	(3,445)
Outstanding at Beginning of Period	197,375	200,820
Outstanding at End of Period	206,385	197,375

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

FINANCIAL HIGHLIGHTS

	(Unaudited) Six Months Ended 1/31/2017

		Years Ended
		7/31/2016	7/31/2015	7/31/2014	7/31/2013	7/31/2012

Net Asset Value, at Beginning of Period	$ 11.90	$ 12.84	$ 11.40	$ 10.92	$ 9.88	$ 10.21

Income From Investment Operations:
Net Investment Income (Loss) *	(0.06)	(0.08)	(0.08)	0.10	(0.05)	- (a)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.46	(0.86)	1.72	0.46	1.13	(0.33)
Total from Investment Operations	0.40	(0.94)	1.64	0.56	1.08	(0.33)

Distributions from:
Net Investment Income	-	-	(0.07)	-	(0.06)	-
Realized Gains	(0.38)	-	(0.13)	(0.08)	-	-
Total from Distributions	(0.38)	-	(0.20)	(0.08)	(0.06)	-

Redemption Fees ***	-	-	- (a)	-	0.02	-

Net Asset Value, at End of Period	$ 11.92	$ 11.90	$ 12.84	$ 11.40	$ 10.92	$ 9.88

Total Return **	3.41%(c)	(7.32)%	14.56%	5.08%	11.15%	(3.23)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,460	$ 2,349	$ 2,579	$ 1,579	$ 1,202	$ 841
Ratio of Expenses to Average Net Assets	2.20%(b)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.99)%(b)	(0.71)%	(0.66)%	0.85%	(0.47)%	(0.04)%
Portfolio Turnover	28.17%(c)	165.08%	160.56%	222.11%	211.66%	406.15%

(a) The amount is less than $0.005 per share.

(b) Annualized

(c) Not Annualized

*   Net Investment Income/(Loss) per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2017 (UNAUDITED)

Note 1. Organization

The Grand Prix Investors Fund (the “Fund”) is the sole series of the Grand Prix Investors Trust (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated June 18, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.  The Fund commenced operations on October 21, 2010.  The Fund seeks long-term total return.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends from net income annually or more frequently at the discretion of the Board of Trustees. Dividends from net capital gains will be paid annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2013-2016, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended July 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other - The Fund records security transactions on the trade date.  The highest cost specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at fair value. Income or loss from limited

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

partnerships is reclassified in the components of net assets upon receipt of K-1s. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Option Writing - The Fund may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund did not engage in any option transactions during the six months ended January 31, 2017.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Redemption Fees - To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 1% of the total redemption amount (calculated at market value) if shares are redeemed within six months of purchase. The redemption fee does not apply to shares purchased through reinvested distributions.  For the six months ended January 31, 2017, the Fund did not collect any redemption fees.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3.  Security Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, preferred stock, limited partnerships, and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

The following is a summary of inputs used as of January 31, 2017 in valuing the Fund’s investments carried at value:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$ 1,890,161	$ -	$ -	$ 1,890,161
Money Market Fund	572,105	-	-	572,105
	$ 2,462,266	$ -	$ -	$ 2,462,266

For the six months ended January 31, 2017, the Fund did not hold any assets at any time in which significant unobservable inputs were used in determining fair value.  Therefore, no reconciliation of level 3 securities is provided.  The Fund did not hold any derivative instruments at any time during the six months ended January 31, 2017.  Also, there were no transfers between level 1 and level 2 securities.  The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Note 4. Investment Management Agreement

The Fund has an investment advisory agreement with Autosport Fund Advisors, Inc. (the “Adviser”), under which the Adviser, subject to such policies as determined by the Trustees of the Fund will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 1.95% of the Fund’s average daily net assets.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

The Adviser pays all of the operating expenses of the Fund including the compensation and expenses of any trustees, officers and employees of the Fund; clerical and shareholder service staff salaries; office space, legal, auditing and accounting, custodian and transfer agent. The Adviser will not pay for brokerage; taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; extraordinary expenses; and expenses incurred pursuant to Rule 12b-1 under the 1940 Act.  For the six months ended January 31, 2017, the Adviser earned advisory fees of $23,663.  As of January 31, 2017, the Fund owed the Adviser $4,060 for advisory fees.

Note 5. Distribution Fees

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Fund pays the Adviser for certain distribution and promotion expenses related to marketing shares of the Fund pursuant to the Plan.  Under the terms of the Plan the amount payable annually by the Fund would be 0.25% of its average daily net assets. On December 20, 2013, the Board of Trustees of the Trust approved a “Tri-Party Agreement for Distribution Services” (“The Distribution Agreement”) between the Trust, the Advisor and Arbor Court Capital, LLC (“ACC”).  Under the Distribution Agreement, ACC will act as principal underwriter in connection with the offering and sale of the shares of the Fund. The Distribution Agreement is in effect for one year and will continue for successive annual periods unless terminated.  For the year ended January 31, 2017, the Fund incurred $3,034 in distribution fees.  As of January 31, 2017, the Fund owed $520 to the Advisor for distribution fees.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  Because the Plan is a compensation plan, payments under the Plan are not tied to expenses actually incurred by the Adviser and payments may exceed distribution expenses actually incurred by the Adviser.  The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of shares

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

of the Fund. It is also anticipated that an increase in the size of the Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.

Note 6. Investment Transactions

For the six months ended January 31, 2017, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $551,660 and $912,135, respectively.

Note 7. Tax Matters

As of January 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments*	$ 2,221,265

Gross tax appreciation of investments	$ 257,071
Gross tax depreciation of investments	$ (16,370)

Net tax appreciation	$ 240,701

*The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of July 31, 2016, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation (Depreciation)	$157,208
Accumulated Realized Gains	19,963
Post-December Ordinary Loss	(8,727)
Total Distributable Earnings	$168,444

The undistributed capital gains and unrealized appreciation on investments shown above differ from corresponding accumulated net realized gain and unrealized appreciation figures reported in the statement of assets and liabilities due to the tax deferral of wash sale losses.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.  Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

The Fund paid a long-term capital gain distribution of $75,668 for the six months ended January 31, 2017.

 The Fund did not pay any distributions for the year ended July 31, 2016.

 Note 8. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of January 31, 2017, First Clearing, LLC, held in omnibus accounts for the benefit of others approximately 28.53% of the voting securities of the Fund and may be deemed to control the Fund.

Note 9.  Indemnifications

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

Note 10. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Fund’s financial statements and related disclosures.

GRAND PRIX INVESTORS FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the Grand Prix Investors Fund, you incur ongoing costs which typically consist of management fees, distribution fees and other Fund expenses.  This expense example does not include transactional costs.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2016 through January 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2016	January 31, 2017	August 1, 2016 to January 31, 2017

Actual	$1,000.00	$1,034.10	$11.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.12	$11.17

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

GRAND PRIX INVESTORS FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2017 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of the date of this Statement of Additional Information, the Fund is the only series in the “Fund Complex.”  The Board generally meets four times a year to review the progress and status of the Fund.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee During Past Five Years

Laura A. Bradford, CPA 1058 W. Ave. M-14, Suite B Palmdale, CA 93551 Year of Birth: 1970	Trustee	Indefinite/ September 2010 to Present	Human Resources Partner, Burkey, Cox, Evans & Bradford (certified public accounting firm), 2000-present	1	None
B. Michael Ferweda 4001 N Lamar Blvd. Austin, Texas 78756 Year of Birth: 1961	Trustee	Indefinite/ April 2013 to Present	CEO of Zinger Hardware & General Merchant, Inc., 2002 – present; President of Zinger Digital Media, Inc., 2011 – present	1	None

1The “Fund Complex” consists of the Grand Prix Investors Fund.

The Trustees received no compensation in Trustee fees from the Advisor during the six months ended January 31, 2017.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.  John C. Foti is an “interested person” of the Trust by virtue of his controlling ownership of the investment adviser to the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

John C. Foti 42125 Shadow Hills, Lancaster, CA 93536 Year of Birth: 1953	Trustee, President, Chief Financial Officer and Treasurer	Indefinite/June 2008 to Present	Portfolio Manager and President, Autosport Fund Advisors, Inc. (June 2008-Present); Registered Representative and Registered Investment Adviser Representative, National Planning Corp. (November 1999-Present).	1	None
Terry Tropila 42125 Shadow Hills, Lancaster, CA 93536 Year of Birth: 1966	Secretary	Indefinite/ September 2010 to Present	Information Technology Services Professional, Technisource/Hoag Hospital, (November 2009 – Present).	N/A	N/A

1 The “Fund Complex” consists of the Grand Prix Investors Fund.

GRAND PRIX INVESTORS FUND

ADDITIONAL INFORMATION

JANUARY 31, 2017 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-453-6556, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 453-6556 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 453-6556 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser:
Autosport Fund Advisors, Inc.

566 W. Lancaster Blvd., Suite 1

Lancaster, CA 93534

Independent Registered Public Accounting Firm:
Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel:
Fitzgerald ∙ Yap ∙ Kreditor LLP

16148 Sand Canyon

Irvine, CA  92168

Transfer Agent:
For more information, wire purchase or redemptions, call or write to

Grand Prix Investors Fund’s Transfer Agent:

Grand Prix Investors Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(800) 453-6556 Toll Free

This report is provided for the general information of the shareholders of the Grand Prix Investors Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grand Prix Investors Trust

By /s/John C. Foti

     John C. Foti

     President

Date: April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Foti

      John C. Foti

      President and Treasurer

Date April 5, 2017